PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	9 Months Ended			12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Depreciation	$ 159,000	$ 287,000	$ 289,000		$ 228,000		$ 246,000
Semi Cab Inc [Member]
Depreciation				$ 1,000		$ 2,000